Variable Interest Entity - Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations (Details) - Variable Interest Entity [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 287,434	$ 2,445,865
Accounts receivable, net	2,778,584	28,997,596
Prepayments	10,210,988	13,999,898
Other receivables	157,190	130,349
Loans receivable	988,486
Amount due from related parties		189,222
Total current assets	14,422,682	45,762,930
NON-CURRENT ASSET
Investments in equity method investees	501,149
Property and equipment, net	194,275	659,569
Deferred tax assets	100,610	88,672
Deposits	455,292	660,239
Total non-current asset	1,251,326	1,408,480
Total assets	15,674,008	47,171,410
CURRENT LIABILITIES:
Short-term bank borrowings	2,358,455	1,830,400
Accounts and notes payable	1,147,425	13,673,612
Other payables and accrued liabilities	3,484,741	6,829,338
Amount due to related parties	2,850,885	4,849,607
Tax payable	1,200,768	1,229,697
Current portion of capital lease and financing obligations		13,054,470
Current maturities of long-term bank borrowings	210,391
Total current liabilities	11,252,665	41,467,124
NON-CURRENT LIABILITIES
Total non-current liabilities
Total liabilities	11,252,665	41,467,124
SHAREHOLDERS’ EQUITY
Ordinary shares
Additional paid-in capital	1,548,100	1,591,040
Statutory reserves	411,491	448,003
Retained earnings	2,701,531	3,719,832
Accumulated other comprehensive (loss) income	(239,779)	(54,589)
Total shareholders’ equity	4,421,343	5,704,286
Total liabilities and shareholders’ equity	15,674,008	47,171,410
Revenues	39,530,994	64,376,185
Net income (loss)	(1,003,065)	985,311
Net cash flows from operating activities	(10,751,414)
Net cash flows from investing activities	(501,149)	2,445,865
Net cash flows from financing activities	$ 9,595,384	$ 45,762,929